Schedule of receivables, prepayments and other assets (Details) (Parenthethical) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposits	¥ 643,571	¥ 785,348